U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

January 24, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	TRUST FOR PROFESSIONAL MANAGERS (the “TRUST”) Securities Act Registration No: 333-62298 Investment Company Registration No: 811-10401 Convergence Opportunities Fund (S000043088)

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 427 to the Trust’s Registration Statement on Form N-1A for the sole purpose of adding disclosure to the prospectus for the Convergence Opportunities Fund related to prior performance of the adviser’s separate accounts managed using investment strategies substantially similar to those of the Fund.

Please note that the Staff last provided a full review of the Trust’s registration statement relating to the Convergence Opportunities Fund filed as Post-Effective Amendment No. 398 to the Trust’s Registration Statement on September 13, 2013, and the Trust responded to the Staff’s comments in Post-Effective Amendment No. 411 to the Trust’s Registration Statement filed on November 27, 2013.  Therefore, pursuant to Investment Company Act Release No. IC-13768, we hereby request that Post-Effective Amendment No. 427 be afforded selective review limited to only the section of the prospectus related to the prior performance of the adviser’s similar accounts.  There have been no revisions to the Statement of Additional Information for the Convergence Opportunities Fund.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing will be effective March 25, 2014.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act to be effective not earlier than the effective date of this Post-Effective Amendment No. 427.  The purpose of the 485(b) filing will be to address Staff comments, to update the financial statements of the Convergence Funds, and to file exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures